COMMITMENTS (Details) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Material Commitments [Abstract]
Operating lease commitments	[1]	$ 134,884	$ 25,627
Commitments		134,884	248,234
Payable within 1 Year [Member]
Material Commitments [Abstract]
Operating lease commitments	[1]	64,375	25,627
Commitments		64,375	248,234
Payable Later Than 1 Year within 5 Years [Member]
Material Commitments [Abstract]
Operating lease commitments	[1]	70,509	0
Commitments		$ 70,509	$ 0

[1]	Operating lease commitments include contracts for leased premises and equipment in the United States.